OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details Textual) (Nehoray [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Nehoray [Member]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Line Items]
Due from Related Parties, Current	$ 56	$ 65